Current and deferred income taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Components of future tax assets and deferred tax liabilities

	June 30, 2019 $	June 30, 2018 $
Deferred tax assets:
Non-capital losses carried forward	10,823,529	9,416,047
Capital losses carried forward	17,925	17,925
Financing costs	—	5,512
Scientific research and development	534,398	396,758
Scientific research and development — ITC	484,135	354,411

	11,859,987	10,190,653
Deferred tax liabilities:
Scientific research and development — ITC	(81,386)	(61,230)

	11,778,601	10,129,423
Valuation allowance	(11,778,601)	(10,129,423)

Net future tax assets	—	—

Schedule of difference between income tax rate and statutory income tax rate

	June 30, 2019 $	June 30, 2018 $
Tax recovery at statutory income tax rates	(1,690,126)	(3,063,036)
Permanent differences	(527,532)	290,722
Effect of rate differentials between jurisdictions	(429,531)	76,364
Impact of changes in income tax rates	—	138,516
Scientific research and development — ITC	(39,807)	(354,411)
Other	106,320	75,422
Change in valuation allowance	2,580,676	2,836,423

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